Revenue	12 Months Ended
Jun. 30, 2020
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
Deferred revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including refundable amounts. The increase in the deferred revenue balance for the twelve months ended June 30, 2020 is primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by $441.0 million of revenues recognized that were included in the deferred revenue balance as of June 30, 2019. Acquisitions contributed $0.7 million to the increase in deferred revenue balance (for more information, see Note 13, “Business combinations”).
Transaction price allocated to remaining performance obligations
Transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to the remaining performance obligations is influenced by several factors, including the timing of renewals, the timing of delivery of software licenses, average contract terms, and foreign currency exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes and other market factors.
As of June 30, 2020, approximately $639.4 million of revenue is expected to be recognized from transaction price allocated to remaining performance obligations. We expect to recognize revenue on approximately 92% of these remaining performance obligations over the next 12 months with the balance recognized thereafter.
Disaggregated revenue
Marketplace apps revenue totaled approximately $103.5 million, $77.4 million and $53.1 million for the fiscal years ended 2020, 2019, and 2018, respectively, which is included in other revenue.
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Americas	$802,499	$603,959	$439,363
EMEA	633,735	474,712	347,509
Asia Pacific	177,939	131,456	94,106
Total revenues	$1,614,173	$1,210,127	$880,978
Revenues from the United States totaled approximately $700.9 million, $528.8 million, and $386.0 million for the fiscal years ended 2020, 2019, and 2018, respectively. Revenues from our country of domicile, the United Kingdom, totaled approximately $110.9 million, $86.0 million, and $63.0 million for the fiscal years ended 2020, 2019, and 2018, respectively. No one customer has accounted for more than 10% of revenue for the fiscal years ended 2020, 2019, and 2018.